         As Filed With the Securities and Exchange Commission on August 29, 2008
                                                      Registration No. 333-61283
                                                                        811-6584


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 22


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 62


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                 Boston MA 02210
                     (Name and Address of Agent for Service

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on September 2, 2008 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] On,________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

     SUPPLEMENT DATED SEPTEMBER 2, 2008 TO PROSPECTUSES DATED APRIL 28, 2008

          Availability of Income Plus for Life - Joint Life (Quarterly
                        Step-up Review) Rider in New York

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement describes an optional guaranteed minimum withdrawal benefit Rider that may be available to a Contract issued in New York if, after you purchased your Contract, you elect to exchange your existing guaranteed minimum withdrawal benefit Rider for the new optional guaranteed minimum withdrawal benefit Rider:

     -    Income Plus for Life - Joint Life (Quarterly Step-up Review)

We refer to this Rider as the "NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider" in this Supplement. You must satisfy the conditions we impose upon an exchange of guaranteed minimum withdrawal benefit Riders, however, to purchase this Rider.

This Supplement is intended to supplement prospectuses dated April 28, 2008 for VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY, VENTURE VISION(R) VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued before April 28, 2008 by John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including the supplement to the annuity prospectus dated June 16, 2008 regarding the availability of the Income Made Easy Program and the Income Plus for Life (Quarterly Step-up Review) Series Riders (the "New Income Plus for Life Series Supplement") and retain all documents for future reference. If you would like another copy of the annuity prospectus, including the New Income Plus for Life Series Supplement, please contact our Annuities Service Office at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuitiesnewyork.com.

WHAT ARE THE FEATURES OF THE NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

The NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is an optional "guaranteed minimum withdrawal benefit" Rider. We describe five features of the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider in this Supplement that are different from the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider described in the New Income Plus for Life Series Supplement:

     -    Lifetime Income Amount;

     -    Lifetime Income Date;

     -    Lifetime Income Bonuses;

     -    Target Amount adjustment; and

     -    Rider Fees.

We also provide new examples in this Supplement to illustrate hypothetical results of Contracts with a NY Income Plus for Life - Joint Life Rider. In all other respects, the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is the same as the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider available outside of New York described in the New Income Plus for Life Series Supplement. You should carefully read the New Income Plus for Life Series Supplement and in the appendix to the annuity prospectus entitled "Optional Guaranteed Minimum Withdrawal Benefits" for more information about the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider, revised in accordance with the descriptions of NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider that follow.

WHAT IS THE LIFETIME INCOME AMOUNT UNDER THE NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

The LIFETIME INCOME AMOUNT is the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

We determine the Lifetime Income Amount as a percentage of the Benefit Base, and the percentage for the New York Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is 4.5%. Therefore, the maximum Lifetime Income Amount for a NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is $225,000.

Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount. We may reduce the Lifetime Income Amount to reflect withdrawals, and we may increase the Lifetime Income Amount to reflect Step-ups, Bonuses and Additional Purchase Payments as provided in the Rider. For Contracts issued outside of New York with an Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider, we also may increase the Lifetime Income Amount to reflect a Target Amount adjustment; however, this feature is NOT applicable to Contracts with the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (please see the "Target Amount" subsection in "Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the New Income Plus for Life Series Supplement for more information).

WHAT IS THE LIFETIME INCOME DATE UNDER THE NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

The LIFETIME INCOME DATE is the date on which we determine the Lifetime Income Amount. This will be the date you purchase the Rider if both you and your spouse are age 61 or older at the time; otherwise, the Lifetime Income Date in most cases is the Anniversary Date on, or immediately following, the date the younger spouse would attain age 61. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

HOW DO LIFETIME INCOME BONUSES WORK UNDER A NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

We revise the "Lifetime Income Bonuses" subsection in "Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the New Income Plus for Life Series Supplement to provide the following additional description of Lifetime Income Bonuses for NY Income Plus for Life - Joint Life (Quarterly Step-up Review)
Rider:

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person attains age 61, while the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

For Contracts with an Income Plus for Life - Joint Life (Quarterly Step-up Review) Riders issued in New York, there is no Bonus payable for Contract Years up to and including the Contract Year when the younger of you or your spouse attains age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your spouse attains age 61, the Bonus on the following Contract Anniversary will equal:

     - 7% of total Purchase Payments to your Contract, if we did not previously Step-up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

IS THERE A TARGET AMOUNT ADJUSTMENT UNDER A NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

The NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider does not have a Target Amount adjustment. Please disregard the "Target Amount" subsection in "Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the New Income Plus for Life Series Supplement.

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER IF I ALREADY OWN A CONTRACT WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes. If we issued you a Contract in New York with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, Principal Returns, Income Plus for Life or Income Plus for Life (Quarterly Step-up Review) Rider, you will be allowed to exchange that Rider (the "Current Rider") for a NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider if; unless we agree otherwise, you elect to exchange your Current Rider within 90 days of September 2, 2008 (i.e., by December 1, 2008).

If you are eligible and decide to exchange your Current Rider for a NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider:

     - you will have to pay the current annual fee for the new Rider, as described below under "What is the fee for the NY Income Plus for Life Joint Life (Quarterly Step-up Review) Rider?" on page 4 of this Supplement;

     - a Covered Person under a new NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider must be the Covered Person under your Current Rider; and

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary.

We will deduct the fee for the new NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect a NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider. You must do this within 90 days or any extension we permit.

You may lose guaranteed lifetime income benefits, "accumulation benefits," "Bonuses," "Target Amount adjustments" and "Step-ups" under your Current Rider, and have a different Lifetime Income Date, if you purchase a new NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider.

(Please read the annuity prospectus and the New Income Plus for Life Series Supplement for information about the additional availability of guaranteed minimum withdrawal benefit Riders after you purchase a Contract.)

Under certain conditions, you also may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for a NY Income Plus for Life
- Joint Life (Quarterly Step-up Review) Rider for a longer time after you purchased a Contract. To find out more about this exchange program, please see the Appendix in your annuity prospectus entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders."

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

WHAT IS THE FEE FOR THE NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER?

We revise the section entitled "III. Fee Tables" in the annuity prospectus to show the following fee for the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider:

OTHER ACCOUNT FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

               INCOME PLUS      INCOME PLUS
                 FOR LIFE        FOR LIFE
                (QUARTERLY      (QUARTERLY    INCOME PLUS FOR LIFE  INCOME PLUS FOR LIFE
                 STEP-UP          STEP-UP         - JOINT LIFE          - JOINT LIFE       PRINCIPAL PLUS
                 REVIEW)          REVIEW)      (QUARTERLY STEP-UP    (QUARTERLY STEP-UP     FOR LIFE PLUS    PRINCIPAL
             (issued outside  (issued in New     REVIEW) (issued     REVIEW) (issued in       AUTOMATIC       PLUS FOR  PRINCIPAL
               New York)(1)      York)(1)     outside New York)(2)      New York)(2)      ANNUAL STEP-UP(3)   LIFE(4)   RETURNS(5)
             ---------------  --------------  --------------------  --------------------  -----------------  ---------  ----------
Maximum Fee       1.20%            1.20%              1.20%                1.20%                1.20%          0.75%       0.95%
Current Fee       0.75%            0.70%              0.75%                0.70%                0.55%          0.40%       0.50%

(1) The current charge for the Income Plus for Life (Quarterly Step-up Review) Rider (issued outside NY) is 0.75% of the Adjusted Benefit Base. The current charge for the Income Plus for Life (Quarterly Step-up Review) Rider (issued in NY) is 0.70% of the Adjusted Benefit Base. We reserve the right to increase these charges up to a maximum charge of 1.20% if the Benefit Base is Stepped-up to equal the Contract Value. The charges for the Income Plus for Life (Annual Step-up Review) Rider (offered where the Quarterly Step-up Review version is not yet available) is provided in the Appendix titled: "Additional Information about Income Plus for Life (Annual Step-up Review) Series."

(2) The current charge for the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (issued outside NY) is 0.75% of the Adjusted Benefit Base. The current charge for the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (issued in NY) is 0.70% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is Stepped-up to equal the Contract Value. The charges for the Income Plus for Life - Joint Life (Annual Step-up Review) Rider (offered where the Quarterly Step-up Review version is not yet available) is provided in the Appendix titled: "Additional Information about Income Plus for Life (Annual Step-up Review) Series."

(3) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.55% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(4) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(5) The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

DO YOU HAVE EXAMPLES TO ILLUSTRATE HOW THE NY INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW) RIDER WORKS?

Yes, the following examples provide hypothetical illustrations of the benefits provided under the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

The examples in the New Income Plus for Life Series Supplement assume a Lifetime Income Date and a rate to calculate the Lifetime Income Bonus that differs from those of the NY Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider.

We revise the subsection entitled "Impact of Withdrawals" in "Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the New Income Plus for Life Series Supplement to include the following additional example:

For Contracts issued in New York, both Covered Persons would have to be older than age 61, and the initial Lifetime Income Amount would be 4.5% of the Benefit Base. Assuming that in the eighth Contract Year:

     -    the Contract Value is $80,000;

     -    the Benefit Base is $100,000;

     -    the Lifetime Income Amount is $4,500;

     -    you take a single $5,000 withdrawal of Contract Value; and

     -    there are no withdrawal charges under your Contract.

Your withdrawal is an Excess Withdrawal because it is in excess of 4.5% of the Benefit Base (i.e., $4,500). Since you have incurred an Excess Withdrawal, we will reduce your Benefit Base. In this case, your Contract Value is reduced by 6.25% (i.e., the proportion of the entire withdrawal amount to the Contract Value, or $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($100,000 times 0.0625, or $6,250). The Benefit Base after the Excess Withdrawal would be $100,000 minus $6,250, or $93,750. The Lifetime Income Amount after the Excess Withdrawal would be 4.5% of $93,750, or $4,219.

Also, we revise the subsection entitled "Interim Review Dates and Adjusted Step-up Values" in "Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the New Income Plus for Life Series Supplement - as follows:

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions, we would increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. If you purchased an Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider outside of New York, we would also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). Your Contract Value would be
$105,000 at the end of Contract Year 2. If you purchased an Income Plus for Life
- Joint Life (Quarterly Step-up Review) Rider in New York, we would increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). Your Contract Value would be $105,000 at the end of Contract Year 2.

In addition, the following hypothetical examples are added to the Appendix to the annuity prospectus entitled "Guaranteed Minimum Withdrawal Benefit Examples":

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS.

NEW YORK. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 58, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 14. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 14 years from issue.

                                                                                                   BENEFIT BASE ON
CONTRACT         AGE AT                            LIFETIME INCOME                                     CONTRACT
  YEAR     BEGINNING OF YEAR   PURCHASE PAYMENTS        AMOUNT       WITHDRAWAL TAKEN    BONUS       ANNIVERSARY
--------   -----------------   -----------------   ---------------   ----------------   ------     ---------------
At issue           58               $100,000             N/A              $    0        $    0       $100,000(1)
    1              58                      0             N/A                   0             0        100,000
    2              59                      0             N/A                   0             0        100,000
    3              60                      0             N/A                   0             0        100,000
    4              61                      0           4,500(2)                0         7,000(3)     107,000(4)
    5              62                      0           4,815                   0         7,000        114,000
    6              63                      0           5,130                   0         7,000        121,000
    7              64                      0           5,445                   0         7,000        128,000
    8              65                      0           5,760                   0         7,000        135,000
    9              66                      0           6,075                   0         7,000        142,000
   10              67                      0           6,390                   0         7,000        149,000
   11              68                      0           6,705                   0         7,000        156,000
   12              69                      0           7,020                   0         7,000        163,000
   13              70                      0           7,335                   0         7,000        170,000
   14              71                      0           7,650               7,650             0        170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person attains age 61. The Lifetime Income Amount is initially equal to 4.5% of the Benefit Base at that time (.045 x $100,000 = $4,500).

(3) In this example, there is no withdrawal during the Contract Year that begins on the anniversary after the younger Covered Person attains age 61, so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(4) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS.

NEW YORK. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 61, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                                                           LIFETIME INCOME
                                                         LIFETIME INCOME                 BENEFIT BASE ON      AMOUNT ON
                                    BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT          CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS    PURCHASE PAYMENT    PURCHASE PAYMENT     TAKEN        ANNIVERSARY       ANNIVERSARY
-------------   -----------------   ------------------   ----------------   ----------   ---------------   ---------------
   At issue        $100,000             $100,000             $4,500               --         $100,000           $4,500
      1              10,000(1)           110,000(1)           4,950(1)        $4,950          110,000            4,950
      2              10,000(2)           115,050(2)           5,177(2)         5,177          115,050            5,177

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $110,000 = $4,950).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $115,050 = $5,177).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS.

NEW YORK. Assume a single Purchase Payment of $100,000 at age 61 of the youngest Covered Person, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                               HYPOTHETICAL CONTRACT
                      LIFETIME INCOME                            VALUE ON CONTRACT
CONTRACT   PURCHASE     AMOUNT AFTER                        ANNIVERSARY PRIOR TO RIDER   BENEFIT BASE ON CONTRACT
  YEAR     PAYMENTS   PURCHASE PAYMENT   WITHDRAWAL TAKEN               FEE                     ANNIVERSARY
--------   --------   ----------------   ----------------   --------------------------   ------------------------
At issue   $100,000           --                 --                       --                    $100,000
   1              0       $4,500             $4,500                 $102,500                     102,500
   2              0        4,613(1)           4,613(1)               104,539                     104,539(1)
   3              0        4,704              4,704                  106,587                     106,587
   4              0        4,796              4,796                   95,954(2)                  106,587(2)
   5              0        4,796              4,796                   80,988                     106,587

(1) At the end of Contract Year 1, the Contract Value in this example, $102,500 is greater than the Benefit Base of $100,000. The Benefit Base will step-up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.5% of the new Benefit Base (.045 x $102,500 = $4,613).

(2) At the end of Contract Year 4, the Contract Value in this example, $95,954 is less than the Benefit Base of $106,587. The Benefit Base will remain at $106,587.

EXAMPLE 2D. INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW). THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON ADDITIONAL PURCHASE PAYMENTS APPLIED TO THE BENEFIT BASE.

NEW YORK. Assume an initial Purchase Payment of $100,000 at age 61, Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME
                 AMOUNT BEFORE    PURCHASE                        HYPOTHETICAL CONTRACT                  LIFETIME INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS     WITHDRAWAL TAKEN           VALUE           BENEFIT BASE        AMOUNT
-------------   ---------------   --------     ----------------   ---------------------   ------------   ---------------
At issue                 --       $100,000             --                $100,000          $100,000         $4,500
    1                $4,500              0        $10,000(1)               85,000            89,474(1)       4,026(1)
    2                 4,026         10,000(2)           0                  93,500            99,474(2)       4,476(2)
   12                 4,476              0              0                 120,000           120,000          5,400
   13                 5,400         10,000(3)           0                 130,000           130,000(3)       5,850(3)
   14                 5,850              0          5,850                 124,150           130,000          5,850
   15                 5,850         10,000(4)           0                 130,325           134,150(4)       6,037(4)

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,500. We will reduce the Benefit Base in the same proportion as the Contract Value is reduced (i.e., by the entire amount of the withdrawal: $100,000 - $100,000 x $10,000/$95,000 = $100,000 - $10,526 = $89,474). We will also reduce the Lifetime Income Amount to equal 4.50% of the new Benefit Base (.0450 x $89,474 = $4,026).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $99,474 ($89,474 + $10,000). The new Lifetime Income Amount is .0450 x $99,474 =
     $4,476.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0450 x $130,000 = $5,850.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $5,850 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $134,150 ($130,000 + $10,000 - $5,850). The new Lifetime Income Amount is .0450 x
     $134,150 = $6,037.

333-138846   033-79112
033-46217    333-83558
             333-61283

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                     SUPPLEMENT DATED SEPTEMBER 2, 2008 TO
                          PROSPECTUSES DATED APRIL 28
                                       AND
                        PROSPECTUSES DATED JUNE 16, 2008

                   Optional Income Plus for Life - Joint Life
                        (Quarterly Step-up Review) Rider
                              Available in New York

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement describes the features of the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider that is available for Contracts issued in New York by John Hancock Life Insurance Company of New York. We refer to this Rider as the "NY Income Plus for Life - Joint Life" Rider in this Supplement.

This Supplement is applicable to:

     - Contracts issued on or after September 2, 2008 with a NY Income Plus for Life - Joint Life Rider; and

     - Contracts issued in New York prior to September 2, 2008 that qualify on or after September 2, 2008 for an exchange of an existing guaranteed minimum withdrawal benefit Rider for a NY Income Plus for Life - Joint Life Rider.

This Supplement is intended to supplement prospectuses dated April 28 and prospectuses dated June 16, 2008 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Center at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuitiesnewyork.com.

WHAT ARE THE FEATURES OF THE NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

The NY Income Plus for Life - Joint Life Rider is an optional "guaranteed minimum withdrawal benefit" Rider. We describe five features of the NY Income Plus for Life - Joint Life Rider in this Supplement that are different from the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider available outside of New York:

     -    Lifetime Income Amount;

     -    Lifetime Income Date;

     -    Lifetime Income Bonuses;

     -    Target Amount adjustment; and

     -    Rider Fees.

We also provide new examples in this Supplement to illustrate hypothetical results of Contracts with a NY Income Plus for Life - Joint Life Rider. In all other respects, the NY Income Plus for Life - Joint Life Rider is the same as the Income Plus for Life - Joint Life Rider described in the annuity prospectus. You should carefully read the section entitled "VI. Optional Benefits" in the annuity prospectus for more information about the NY Income Plus for Life - Joint Life Rider, revised in accordance with the descriptions of NY Income Plus for Life - Joint Life that follow.

WHAT IS THE LIFETIME INCOME AMOUNT UNDER THE NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

The LIFETIME INCOME AMOUNT is the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

We determine the Lifetime Income Amount as a percentage of the Benefit Base, and the percentage for the New York Income Plus for Life - Joint Life Rider is 4.5%. Therefore, the maximum Lifetime Income Amount for a NY Income Plus for Life - Joint Life Rider is $225,000.

Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount. We may reduce the Lifetime Income Amount to reflect withdrawals, and we may increase the Lifetime Income Amount to reflect Step-ups, Bonuses and Additional Purchase Payments as provided in the Rider. For Contracts issued outside of New York with an Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider, we also may increase the Lifetime Income Amount to reflect a Target Amount adjustment; however, this feature is NOT applicable to Contracts with the NY Income Plus for Life - Joint Life Rider (please see the "Target Amount" subsection in "VI. Optional Benefits
- Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the annuity prospectus for more information).

WHAT IS THE LIFETIME INCOME DATE UNDER THE NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

The LIFETIME INCOME DATE is the date on which we determine the Lifetime Income Amount. This will be the date you purchase the Rider if both you and your spouse are age 61 or older at the time; otherwise, the Lifetime Income Date in most cases is the Anniversary Date on, or immediately following, the date the younger spouse would attain age 61. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

HOW DO LIFETIME INCOME BONUSES WORK UNDER A NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

We revise the "Lifetime Income Bonuses" subsection in "VI. Optional Benefits - Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the annuity prospectus to provide the following additional description of Lifetime Income Bonuses for NY Income Plus for Life - Joint Life Rider:

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person attains age 61, while the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

For Contracts with an Income Plus for Life - Joint Life (Quarterly Step-up Review) Riders issued in New York, there is no Bonus payable for Contract Years up to and including the Contract Year when the younger of you or your spouse attains age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your spouse attains age 61, the Bonus on the following Contract Anniversary will equal:

     - 7% of total Purchase Payments to your Contract, if we did not previously Step-up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

IS THERE A TARGET AMOUNT ADJUSTMENT UNDER A NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

The NY Income Plus for Life - Joint Life Rider does not have a Target Amount adjustment. Please disregard the "Target Amount" subsection in "VI. Optional Benefits - Income Plus for Life - Joint Life (Quarterly Step-up Review)" in the annuity prospectus.

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER IF I ALREADY OWN A CONTRACT WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes. If we issued you a Contract in New York with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, Principal Returns or Income Plus for Life (Quarterly Step-up Review) Rider, you will be allowed to exchange that Rider (the "Current Rider") for a NY Income Plus for Life - Joint Life Rider if:

     - the NY Income Plus for Life - Joint Life Rider was not available in New York at the time we issued your Contract; and

     - unless we agree otherwise, you elect to exchange your Current Rider within 90 days of September 2, 2008 (i.e., by December 1, 2008).

If you are eligible and decide to exchange your Current Rider for a NY Income Plus for Life - Joint Life Rider:

     - you will have to pay the current annual fee for the new Rider, as described in the section entitled "III. Fee Tables" in the annuity prospectus;

     - a Covered Person under a new NY Income Plus for Life - Joint Life Rider must be the Covered Person under your Current Rider; and

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary.

We will deduct the fee for the new NY Income Plus for Life - Joint Life Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect a NY Income Plus for Life - Joint Life Rider. You must do this within 90 days or any extension we permit.

You may lose guaranteed lifetime income benefits, "accumulation benefits," "Bonuses," "Target Amount adjustments" and "Step-ups" under your Current Rider, and have a different Lifetime Income Date, if you purchase a new NY Income Plus for Life - Joint Life Rider.

(Please read the annuity prospectus for information about the additional availability of guaranteed minimum withdrawal benefit Riders after you purchase a Contract.)

Under certain conditions, you also may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for a NY Income Plus for Life
- Joint Life Rider for a longer time after you purchased a Contract. To find out more about this exchange program, please see the Appendix in your annuity prospectus entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders."

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

WHAT IS THE FEE FOR THE NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER?

We revise the section entitled "III. Fee Tables" in the annuity prospectus to show the following fee for the NY Income Plus for Life - Joint Life Rider:

OTHER ACCOUNT FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

                INCOME PLUS      INCOME PLUS     INCOME PLUS       INCOME PLUS
                  FOR LIFE        FOR LIFE         FOR LIFE          FOR LIFE
                 (QUARTERLY      (QUARTERLY      - JOINT LIFE      - JOINT LIFE
                  STEP-UP          STEP-UP        (QUARTERLY        (QUARTERLY       PRINCIPAL PLUS
                  REVIEW)          REVIEW)     STEP-UP REVIEW)   STEP-UP REVIEW)     FOR LIFE PLUS     PRINCIPAL
              (issued outside    (issued in    (issued outside      (issued in         AUTOMATIC        PLUS FOR    PRINCIPAL
                New York)(1)    New York)(1)     New York)(2)      New York)(2)    ANNUAL STEP-UP(3)    LIFE(4)    RETURNS(5)
              ---------------   ------------   ---------------   ---------------   -----------------   ---------   ----------
Maximum Fee        1.20%            1.20%           1.20%             1.20%              1.20%           0.75%        0.95%
Current Fee        0.75%            0.70%           0.75%             0.70%              0.55%           0.40%        0.50%

(1) The current charge for the Income Plus for Life (Quarterly Step-up Review) Rider (issued outside NY) is 0.75% of the Adjusted Benefit Base. The current charge for the Income Plus for Life (Quarterly Step-up Review) Rider (issued in NY) is 0.70% of the Adjusted Benefit Base. We reserve the right to increase these charges up to a maximum charge of 1.20 % if the Benefit Base is Stepped-up to equal the Contract Value. The charges for the Income Plus for Life (Annual Step-up Review) Rider (offered where the Quarterly Step-up Review version is not yet available) is provided in the Appendix titled: "Additional Information about Income Plus for Life (Annual Step-up Review) Series."

(2) The current charge for the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (issued outside NY) is 0.75% of the Adjusted Benefit Base. The current charge for the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (issued in NY) is 0.70% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20 % if the Benefit Base is Stepped-up to equal the Contract Value. The charges for the Income Plus for Life - Joint Life (Annual Step-up Review) Rider (offered where the Quarterly Step-up Review version is not yet available) is provided in the Appendix titled: "Additional Information about Income Plus for Life (Annual Step-up Review) Series."

(3) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.55% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(4) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(5) The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

DO YOU HAVE EXAMPLES TO ILLUSTRATE HOW THE NY INCOME PLUS FOR LIFE - JOINT LIFE RIDER WORKS?

Yes, the following examples provide hypothetical illustrations of the benefits provided under the NY Income Plus for Life - Joint Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

The examples in the annuity prospectus assume a Lifetime Income Date and a rate to calculate the Lifetime Income Bonus that differs from those of the NY Income Plus for Life - Joint Life Rider.

We revise the subsection entitled "Impact of Withdrawals" in "VI. Optional Benefits - Income Plus for Life - Joint Life (Quarterly Step-up Review)" to include the following additional example:

For Contracts issued in New York, both Covered Persons would have to be older than age 61, and the initial Lifetime Income Amount would be 4.5% of the Benefit Base. Assume that in the eighth Contract Year:

     -    the Contract Value is $80,000;

     -    the Benefit Base is $100,000;

     -    the Lifetime Income Amount is $4,500;

     -    you take a single $5,000 withdrawal of Contract Value; and

     -    there are no withdrawal charges under your Contract.

Your withdrawal is an Excess Withdrawal because it is in excess of 4.5% of the Benefit Base (i.e., $4,500). Since you have incurred an Excess Withdrawal, we will reduce your Benefit Base. In this case, your Contract Value is reduced by 6.25% (i.e., the proportion of the entire withdrawal amount to the Contract Value, or $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($100,000 times 0.0625, or $6,250). The Benefit Base after the Excess Withdrawal would be $100,000 minus $6,250, or $93,750. The Lifetime Income Amount after the Excess Withdrawal would be 4.5% of $93,750, or $4,219.

Also, we revise the subsection entitled "Interim Review Dates and Adjusted Step-up Values" in "VI. Optional Benefits - Income Plus for Life - Joint Life (Quarterly Step-up Review)" as follows:

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions, we would increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. If you purchased an Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider outside of New York, we would also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). Your Contract Value would be
$105,000 at the end of Contract Year 2. If you purchased an Income Plus for Life
- Joint Life (Quarterly Step-up Review) Rider in New York, we would increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). Your Contract Value would be $105,000 at the end of Contract Year 2.

In addition, the following hypothetical examples are added to the Appendix to the annuity prospectus entitled: "Guaranteed Minimum Withdrawal Benefit Examples":

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS.

NEW YORK. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 58, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 14. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 14 years from issue.

                                                                                                   BENEFIT BASE ON
CONTRACT        AGE AT                             LIFETIME INCOME                                    CONTRACT
  YEAR     BEGINNING OF YEAR   PURCHASE PAYMENTS        AMOUNT       WITHDRAWAL TAKEN     BONUS      ANNIVERSARY
--------   -----------------   -----------------   ---------------   ----------------   --------   ---------------
At issue           58               $100,000              N/A             $    0        $    0        $100,000(1)
    1              58                      0              N/A                  0             0         100,000
    2              59                      0              N/A                  0             0         100,000
    3              60                      0              N/A                  0             0         100,000
    4              61                      0            4,500(2)               0         7,000(3)      107,000(4)
    5              62                      0            4,815                  0         7,000         114,000
    6              63                      0            5,130                  0         7,000         121,000
    7              64                      0            5,445                  0         7,000         128,000
    8              65                      0            5,760                  0         7,000         135,000
    9              66                      0            6,075                  0         7,000         142,000
   10              67                      0            6,390                  0         7,000         149,000
   11              68                      0            6,705                  0         7,000         156,000
   12              69                      0            7,020                  0         7,000         163,000
   13              70                      0            7,335                  0         7,000         170,000
   14              71                      0            7,650              7,650             0         170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person attains age 61. The Lifetime Income Amount is initially equal to 4.5% of the Benefit Base at that time (.045 x $100,000 = $4,500).

(3) In this example, there is no withdrawal during the Contract Year that begins on the anniversary after the younger Covered Person attains age 61, so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(4) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

EXAMPLE 2B.  THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS.

NEW YORK. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 61, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                                                   LIFETIME INCOME
                                                  LIFETIME INCOME                BENEFIT BASE ON      AMOUNT ON
                PURCHASE    BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT          CONTRACT
CONTRACT YEAR   PAYMENTS     PURCHASE PAYMENT    PURCHASE PAYMENT     TAKEN        ANNIVERSARY       ANNIVERSARY
-------------   --------    ------------------   ----------------   ----------   ---------------   ---------------
   At issue     $100,000         $100,000             $4,500              --         $100,000        $   4,500
      1           10,000(1)       110,000(1)           4,950(1)       $4,950          110,000            4,950
      2           10,000(2)       115,050(2)           5,177(2)        5,177          115,050            5,177

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $110,000 = $4,950).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $115,050 = $5,177).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS.

NEW YORK. Assume a single Purchase Payment of $100,000 at age 61 of the youngest Covered Person, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                            HYPOTHETICAL CONTRACT
                       LIFETIME INCOME                        VALUE ON CONTRACT
CONTRACT   PURCHASE     AMOUNT AFTER                        ANNIVERSARY PRIOR TO    BENEFIT BASE ON CONTRACT
  YEAR     PAYMENTS   PURCHASE PAYMENT   WITHDRAWAL TAKEN         RIDER FEE                ANNIVERSARY
--------   --------   ----------------   ----------------   ---------------------   ------------------------
At issue   $100,000            --                 --                     --                 $100,000
   1              0        $4,500             $4,500               $102,500                  102,500
   2              0         4,613(1)           4,613(1)             104,539                  104,539(1)
   3              0         4,704              4,704                106,587                  106,587
   4              0         4,796              4,796                 95,954(2)               106,587(2)
   5              0         4,796              4,796                 80,988                  106,587

(1) At the end of Contract Year 1, the Contract Value in this example, $102,500 is greater than the Benefit Base of $100,000. The Benefit Base will step-up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.5% of the new Benefit Base (.045 x $102,500 = $4,613).

(2) At the end of Contract Year 4, the Contract Value in this example, $95,954 is less than the Benefit Base of $106,587. The Benefit Base will remain at $106,587.

EXAMPLE 2D. INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW). THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON ADDITIONAL PURCHASE PAYMENTS APPLIED TO THE BENEFIT BASE.

NEW YORK. Assume an initial Purchase Payment of $100,000 at age 61, Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME
                 AMOUNT BEFORE    PURCHASE                       HYPOTHETICAL CONTRACT                  LIFETIME INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS    WITHDRAWAL TAKEN           VALUE           BENEFIT BASE        AMOUNT
-------------   ---------------   --------    ----------------   ---------------------   ------------   ---------------
   At issue              --       $100,000             --               $100,000           $100,000         $4,500
       1             $4,500              0        $10,000(1)              85,000             89,474(1)       4,026(1)
       2              4,026         10,000(2)           0                 93,500             99,474(2)       4,476(2)
      12              4,476              0              0                120,000            120,000          5,400
      13              5,400         10,000(3)           0                130,000            130,000(3)       5,850(3)
      14              5,850              0          5,850                124,150            130,000          5,850
      15              5,850         10,000(4)           0                130,325            134,150(4)       6,037(4)

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,500. We will reduce the Benefit Base in the same proportion as the Contract Value is reduced (i.e., by the entire amount of the withdrawal: $100,000 - $100,000 x $10,000/$95,000 = $100,000 - $10,526 = $89,474). We will also reduce the Lifetime Income Amount to equal 4.50% of the new Benefit Base (.0450 x $89,474 = $4,026).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $99,474 ($89,474 + $10,000). The new Lifetime Income Amount is .0450 x $99,474 =
     $4,476.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0450 x $130,000 = $5,850.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $5,850 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $134,150 ($130,000 + $10,000 - $5,850). The new Lifetime Income Amount is .0450 x
     $134,150 = $6,037.

0808: 1303119

033-79112    033-46217
333-138846   333-61283
             333-83558

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                   VERSION A:
                        (Venture Vision Variable Annuity)
                      (currently issued contracts version)


 (Incorporated by reference to this Registration Statement, File No. 333-61283, filed on April 28, 2008 and June 13, 2008 and supplemented June 30 and
                                July 17, 2008.)

                                   VERSION B:
                        (Venture Vision Variable Annuity)
                      (previously issued contracts version)


 (Incorporated by reference to this Registration Statement, File No. 333-61283, filed on April 28, 2008, and supplemented on June 13, June 30, and
                                July 17, 2008.)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

 (Incorporated by reference to this Registration Statement, File No. 333-61283, filed on April 28, 2008.)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                                           NAME CHANGES
----------------------------------------------------------------------------------------------------------------------------------
DATE OF CHANGE            OLD NAME                                           NEW NAME
--------------------      -----------------------------------------------    -----------------------------------------------------
October 1, 1997           FNAL Variable Account                              The Manufacturers Life Insurance Company of New York
                                                                             Separate Account A
October 1, 1997           First North American Life Assurance Company        The Manufacturers Life Insurance Company of New York
November 1, 1997          NAWL Holding Co., Inc.                             Manulife-Wood Logan Holding Co., Inc.
September 24, 1999        Wood Logan Associates, Inc.                        Manulife Wood Logan, Inc
January 1, 2005           The Manufacturers Life Insurance Company of New    John Hancock Life Insurance Company of New York
                          York Separate Account A                            Separate Account A
January 1, 2005           The Manufacturers Life Insurance Company of New    John Hancock Life Insurance Company of New York
                          York                                               Separate Account A.
January 1, 2005           Manulife Financial Securities LLC                  John Hancock Distributors LLC
January 1, 2005           Manufacturers Securities Services LLC              John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                   * * * * *

Item 24. Financial Statements and Exhibits

         (a)       Financial Statements

                   (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A, incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, File No. 333-61283, filed on April 28, 2008.

                   (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, File No. 333-61283, filed on April 28, 2008.

         (b)       Exhibits

                   (1)       (a)       Resolution of the Board of Directors of
                                       First North American Life Assurance
                                       Company establishing the FNAL Variable
                                       Account - Incorporated by reference to
                                       Exhibit (b)(1)(a) to Form N-4, file
                                       number 33-46217, filed February 25, 1998.

                             (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                             (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

                   (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.

                   (3)       (a)       Form of Underwriting and Distribution
                                       Agreement-Incorporated by reference to
                                       Exhibit 3(a) post-effective amendment no.
                                       5 to this registration statement filed on April 29, 2002.

                             (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - Incorporated by
                              reference to Exhibit 3(b) post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

          (4)       (a)       Specimen Single Purchase Payment Individual
                              Deferred Combination Fixed and Variable Annuity
                              Contract, Non-Participating - Previously filed as
                              Exhibit (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                    (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

                    (c) Specimen Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(c) to post-effective amendment no. 16 to Form N-4, file no. 333-61283, filed February 12, 2007.

                              (i) Form of Specimen Income Plus for Life Rider, incorporated by reference to
                                        Exhibit 24. (b)4(b)(vi) to
                                        Post-Effective Amendment No. 30 to
                                        Registration Statement, File No.
                                        033-79112, filed on April 28, 2008.

                              (ii) Form of Specimen Principal Plus for Life Rider, incorporated by reference to
                                        Exhibit 24. (b)4(b)(vii) to
                                        Post-Effective Amendment No. 30 to
                                        Registration Statement, File No.
                                        033-79112, filed on April 28, 2008.

                              (iii) Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24.
                                        (b)4(b)(viii) to Post-Effective
                                        Amendment No. 30 to Registration
                                        Statement, File No. 033-79112, filed on
                                        April 28, 2008.

                              (iv)      Form of Specimen Principal Returns
                                        Rider, incorporated by reference to
                                        Exhibit 24. (b)4(b)(ix) to
                                        Post-Effective Amendment No. 30 to
                                        Registration Statement, File No.
                                        033-79112, filed on April 28, 2008.

                              (v)       Form of Specimen Annual Step Death
                                        Benefit Rider, incorporated by reference to Exhibit 24. (b)4(b)(x) to
                                        Post-Effective Amendment No. 30 to
                                        Registration Statement, File No.
                                        033-79112, filed on April 28, 2008.

                    (d) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08-NY), incorporated by reference to Exhibit 24. (b)4(b)(xi) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

                    (e) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08-NY), incorporated by reference to Exhibit 24.
                              (b)4(b)(xii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

          (5)       (a)       Specimen Application for Single Purchase
                              Payment Individual Deferred Combination Fixed and
                              Variable Annuity Contract, Non-Participating -
                              Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.

                    (b) Specimen Application for Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract - Incorporated by reference to Exhibit
                              (b)(5)(b) to post-effective amendment no. 16 to Form N-4, file no. 333-61283, filed February 12, 2007.


                    (c) Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture Vision (APPVIS0507-NY), incorporated by reference to
                              Exhibit 24.(b)(5)(c) to Post-Effective Amendment No. 21 to this Registration Statement, File No. 333-61283, filed on June 13, 2008.



                    (d) Form of Flexible Payment Deferred Variable Annuity Application for Venture Vision
                              (APPVIS0507-NY)(0908:60224). [FILED HEREWITH]


          (6)       (a)(i)    Declaration of Intention and Charter of
                              First North American Life Assurance Company -
                              Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February
                              25, 1998.

                    (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                    (a)(iii) Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                    (a)(iv) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit
                              (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

                    (a)(v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit
                              (b)(6)(a)(v) to Form N-4, file number 33-79112,
                              filed May 1, 2007.

                    (b) Amended and restated By-laws of John Hancock Life Insurance Company of New York as of August 10, 2006 - Incorporated by reference to Exhibit
                              (b)(6)(b) to Form N-4, file number 33-79112, filed May 1, 2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - NOT APPLICABLE.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                    (i) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                    (ii) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

                    (iii)(A) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                         (B) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                         (C) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                         (D) Form of Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                         (E) Form of Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares. Incorporated by
                                   reference to post-effective amendment number
                                   24 file number 333-70728 filed with the
                                   Commission in April, 2008.

                              (F) Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

                    (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

                    (10) Written consent of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, File No. 333-61283, filed on April 28, 2008.

                    (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

                    (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

                    (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

                    (14)      (a)       Power of Attorney (James R. Boyle,
                                        Thomas Borshoff, Marc Costantini, Steven
                                        A. Finch, Ruth Ann Fleming, James D.
                                        Gallagher, William P. Hicks III,
                                        Katherine MacMillan, Neil M. Merkl,
                                        Lynne Patterson, Bradford J. Race, Jr.,
                                        Diana Scott, Bruce Speca, and Robert
                                        Ullmann). - Incorporated by reference to Exhibit (b)(14)(a) to post-effective amendment no. 18 to this registration statement, filed October 1, 2007.


                              (b) Power of Attorney for Marianne Harrison. [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               AS OF JUNE 6, 2008


NAME AND PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
-----------------------------------               ------------------------------
James D. Gallagher*                               Chairman and President
Thomas Borshoff*                                  Director
Marc Costantini*                                  Director and Executive Vice President
Steven A. Finch +                                 Director
Ruth Ann Fleming*                                 Director
Marianne Harrison***                              Director
William P. Hicks III*                             Director
Katherine MacMillan**                             Director, Senior Vice President - Retirement Plan Services
Neil M. Merkl*                                    Director
Bradford J. Race, Jr.*                            Director
Diana Scott*                                      Director
Bruce R. Speca*                                   Director
Robert L. Ullmann*                                Director
Emanuel Alves*                                    Secretary and Chief Administrative Officer
James R. Boyle+                                   Executive Vice President - US Insurance
Philip Clarkson***                                Vice President - US Taxation
Brian Collins**                                   Vice President - US Taxation
Edward Eng**                                      Vice President - Product Development, Retirement Plan Services
Richard Harris**                                  Appointed Actuary
Helene Landow**                                   Director - State Compliance Office
Peter J. Levitt**                                 Senior Vice President and Treasurer
Gregory Mack*                                     Senior Vice President - Distribution
Steven McCormick**                                Vice President -  Operations, Retirement Plan Services
Hugh McHaffie*                                    Executive Vice President - US Wealth Management
Lynne Patterson*                                  Senior Vice President and Chief Financial Officer
Krishna Ramdial**                                 Vice President - Treasury
Thomas Samoluk*                                   Vice President - Government Relations
Jonnie Smith*                                     Vice President - Administration
Brooks Tingle +                                   Senior Vice President - Life Operations
Jeffery J. Whitehead*                             Vice President and Controller



*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 200 Berkeley Street, Boston, MA 02116

+ Principal business office is 197 Clarendon Street, Boston, MA 02117


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11, 2008

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.

As of MARCH 31, 2008, there were 182 qualified and 513 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                            CAPACITY IN WHICH ACTING
-------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M       Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A    Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B    Principal Underwriter
John Hancock Variable Annuity Account H                               Principal Underwriter
John Hancock Variable Annuity Account U                               Principal Underwriter
John Hancock Variable Annuity Account V                               Principal Underwriter
John Hancock Variable Life Account UV                                 Principal Underwriter
John Hancock Variable Annuity Account I                               Principal Underwriter
John Hancock Variable Annuity Account JF                              Principal Underwriter
John Hancock Variable Life Account S                                  Principal Underwriter
John Hancock Variable Life Account U                                  Principal Underwriter
John Hancock Variable Life Account V                                  Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

*** Principal business office is 197 Clarendon St, Boston, MA 02116

(c)   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

      (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

            John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

      (c)   Undertakings Pursuant to Item 32 of Form N-4

            (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twenty-ninth day of August 2008.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By:  JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
     (Depositor)

By:  /s/ James D. Gallagher
     ----------------------------
     James D. Gallagher
     Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:  /s/ James D. Gallagher
     ----------------------------
     James D. Gallagher
     Chairman and President

                                   SIGNATURES


      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this twenty-ninth day of August 2008.



Signature                                          Title
----------------------------------------------     ----------------------------------------------------
/s/ James D. Gallagher                             Chairman and President
------------------------------------               (Principal Executive Officer)
James D. Gallagher

/s/ Lynne Patterson                                Senior Vice President and Chief Financial Officer
------------------------------------               (Principal Financial Officer)
Lynne Patterson

/s/ Jeffery J. Whitehead                           Vice President and Controller
------------------------------------               (Principal Accounting Officer)
Jeffery J. Whitehead

         *                                         Director
------------------------------
Thomas Borshoff

         *                                         Director
------------------------------
Marc Costantini

         *                                         Director
------------------------------
Steven A. Finch

         *                                         Director
------------------------------
Ruth Ann Fleming

         *                                         Director
------------------------------
Marianne Harrison

         *                                         Director
------------------------------
William P. Hicks III

         *                                         Director
------------------------------
Katherine MacMillan

         *                                         Director
------------------------------
Neil M. Merkl

         *                                         Director
------------------------------
Bradford J. Race, Jr.

         *                                         Director
------------------------------
Diana Scott

         *                                         Director
------------------------------
Bruce R. Speca

         *                                         Director
------------------------------
Robert L. Ullmann

*/s/ Thomas J. Loftus                              Senior Counsel - Annuities
------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


   ITEM NO.                      DESCRIPTION
--------------    ------------------------------------------
24. (b)(5)(d)     Form of Variable Annuity Application.

24. (b)(14)(b)    Power of Attorney for Marianne Harrison.